Intangible Assets, Net	9 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, net

Note 8 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated Useful Life (years)	June 30, 2024			September 30, 2023
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	7 – 10	$7,589	$(2,851)	$4,738	$7,289	$(2,238)	$5,051
Customer relationships	10 – 15	13,800	(372)	13,428	300	(64)	236
Trade names	2 – 2.5	300	(36)	264	—	—	—
Backlog	1	300	(160)	140	—	—	—
		$21,989	$(3,419)	$18,570	$7,589	$(2,302)	$5,287

The Company recorded amortization expense related to intangible assets of $481 and $210 during the three months ended June 30, 2024 and 2023, respectively, and $1,117 and $631 during the nine months ended June 30, 2024 and 2023, respectively. The weighted-average remaining lives of intangible assets as of June 30, 2024 were developed technology 5.7 years; customer relationships 12.9 years; trade names 2.1 years; and backlog six months.

Estimated future amortization expense for intangible assets by fiscal year as of June 30, 2024 is as follows:

Years ending September 30,
2024 (remaining three months)	$584
2025	2,101
2026	1,997
2027	1,918
2028	1,873
Thereafter	10,097
Total	$18,570